Stock Options	12 Months Ended
Dec. 31, 2018
Stock Options
Stock Options

4. Stock Options

In November 2004, the Board of Directors adopted, and the stockholders approved, the 2004 Plan to create an additional incentive for employees, directors, consultants and advisors. The 2004 Plan authorized the issuance of stock options to be granted as incentive stock options along with nonqualified stock options, restricted stock and other stock‑based awards. The Board of Directors determines the exercise price of all options granted. The options vest based on terms provided for in the individual stock option agreements issued pursuant to the 2004 Plan. Options generally vest on a monthly basis over a period of up to 4 years and have a contractual life of ten years. The 2016 Plan is the successor to the 2004 Plan. The terms of the 2016 Plan are similar to the 2004 Plan. The 2016 Plan provides for accelerated vesting under certain change of control transactions.

On July 19, 2018, in conjunction with the Company’s IPO, the stockholders approved the 2018 Plan. A total of 1,600,000 shares of the Company’s common stock was initially authorized and reserved for issuance under the 2018 Plan. This reserve will automatically increase on January 1, 2019 and each subsequent anniversary through 2028, by an amount equal to the smaller of (a) 4% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (b) an amount determined by the Board of Directors. In addition to stock options, the 2018 Plan provides for the granting of stock appreciation rights, stock awards, stock units, and other stock-based awards. The 2018 Plan provides for accelerated vesting under certain change of control transactions.

Determining the appropriate fair value model and the related assumptions requires judgment. The fair value of each option grant is estimated using a Black‑Scholes option-pricing model. The following table summarizes the assumptions used for estimating the fair value of stock options granted during:

	Year ended
	December 31,
	2017		2018
Expected dividend yield	—%		—%
Risk-free interest rate	1.34% - 1.99%		2.67% - 3.01%
Volatility	69% - 100%		78% - 99%
Expected life	6.25	years	6.25	years
Weighted-average fair value per share	$13.97		$7.25

The Company considers many factors when estimating expected forfeitures, including the employee or consultant class and historical experience. The Company estimates volatility based upon the identification of similar public entities for which option price information is available to consider the historical, expected or implied volatility of those entities’ share prices in estimating the Company’s expected volatility. The expected term of options and warrants granted represents the period that options and warrants granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option and warrant is based on the yield of the U.S. Treasury securities at the time of grant. The Company amortizes the fair value, net of estimated forfeitures, over the remaining vesting term on a straight-line basis.

The following table summarizes stock option activity under the 2004 Plan, the 2016 Plan, and the 2018 Plan:

			Weighted
	Shares		Average
	Available	Options	Exercise
	for Issuance	Outstanding	Price
Outstanding at December 31, 2016	45,275	728,344	$4.38
Shares reserved for future issuance	—	—	$—
Granted	(14,083)	14,083	$20.36
Exercised	—	(15,169)	$5.72
Cancelled/expired	—	(58,942)	$2.19
Outstanding at December 31, 2017	31,192	668,316	$4.54
Removal of partial options resulting from reverse split	—	(323)
Shares reserved for future issuance for 2016 Plan	979,446	—
Shares reserved for future issuance for 2018 Plan	1,600,000	—
Options granted	(1,231,541)	1,231,541	$10.22
RSU's granted	(185,768)	—	$11.04
Exercised	—	(119,793)	$4.15
Cancelled/expired from 2004 Plan	—	(70,298)	$7.39
Cancelled/expired from 2016 Plan	—	(51,331)	$8.68
Outstanding at December 31, 2018	1,193,329	1,658,112	$8.76

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2018:

		Weighted
		Average
		Remaining	Weighted
	Number	Contractual	Average
	of	Life	Exercise
	Options	(In Years)	Price
Outstanding and expected to vest	1,442,803	8.09	$8.49
Vested and exercisable	408,693	5.36	$4.62

The weighted‑average grant date price per share was $20.36 and $10.22 and per share for the shares issued during the years ended December 31, 2017 and 2018, respectively.

During the year ended December 31, 2018,  119,793 stock options were exercised for the purchase of common stock for total cash proceeds of $334,711. The intrinsic value for the options exercised was $2,097,888.

As of December 31, 2018, the intrinsic value of options outstanding and exercisable was $21,397,470. The weighted average remaining contractual term of options outstanding and exercisable is 8.25 years as of December 31, 2018.

During the years ended December 31, 2017 and 2018, stock-based compensation expense for employee stock option awards totaled $514,092 and $2,195,075, respectively. As of December 31, 2018, there was $7,547,104 of total unrecognized compensation cost related to non-vested stock option grants, which is expected to be recognized over a weighted average period of 2.99 years.

During 2018, the Board of Directors approved grants of 185,768 non-performance based restricted stock units (“RSUs”). The weighted average fair value of such RSUs was $11.04 per share for the year ended December 31, 2018. RSUs represent the right to receive shares of common stock of the Company at the end of a specified time period. The RSUs vest over a four-year period similar to stock options. RSUs can only be settled in shares of the Company’s common stock. The Company also estimates forfeitures on RSUs and considers many factors when doing so, including the employee or consultant class and historical experience. RSUs are valued at the date of grant and recognized in compensation expense, net of estimated forfeitures, over the vesting period.

On February 6, 2019, the Board of Directors approved stock option grants to various employees in the aggregate amount of 395,408 shares of common stock underlying such grants, with an exercise price of $14.20 per share. In addition, on January 1, 2019, the number of shares of common stock available for issuance under the 2018 Plan automatically increased from 1,600,000 to 2,220,778 pursuant to the evergreen provision contained in the 2018 Plan.

Stock Option Modification

During the year ended December 31, 2018, certain stock options were modified pursuant to a separation agreement with one of the Company’s former Senior Vice Presidents. A total of 20,383 options had their term extended to include the term of the post separation consulting agreement of up to two months, resulting in additional stock option expense of $17,497 for the year ended December 31, 2018.